Annual Fund Operating Expenses	May 01, 2026
Timothy Plan US Small Cap Core ETF | Timothy Plan US Small Cap Core ETF Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.52%
Expenses (as a percentage of Assets)	0.52%
Timothy Plan US Large/Mid Cap Core ETF | Timothy Plan US Large/Mid Cap Core ETF Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.52%
Expenses (as a percentage of Assets)	0.52%
Timothy Plan High Dividend Stock ETF | Timothy Plan High Dividend Stock ETF Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.52%
Expenses (as a percentage of Assets)	0.52%
Timothy Plan International ETF | Timothy Plan International ETF Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.62%
Expenses (as a percentage of Assets)	0.62%
Timothy Plan Free Cash Flow ETF | Timothy Plan Free Cash Flow ETF Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.59%
Expenses (as a percentage of Assets)	0.59%
Timothy Plan Free Cash Flow Growth ETF | Timothy Plan Free Cash Flow Growth ETF Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.59%
Expenses (as a percentage of Assets)	0.59%
Timothy Plan Fixed Income ETF | Timothy Plan Fixed Income ETF Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.55%
Expenses (as a percentage of Assets)	0.55%